Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Summary of Significant Accounting Policies
Summary of significant accounting policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements, except for the adoption of Accounting Standards Update (“ASU”) 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”) as described below. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

The comparative year-end condensed balance sheet data was derived from the annual audited consolidated financial statements, but does not include all disclosures required by U.S. GAAP.

The interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users have read or have access to the audited consolidated financial statements for the preceding fiscal year.

The Group has adopted ASU 2015-17 on January 1, 2017. This guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current on the balance sheet. The Group has not applied the guidance retrospectively as permitted by ASU 2015-17. Accordingly, all deferred tax assets and liabilities classified as non-current in the consolidated balance sheet as of June 30, 2017.

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates are used in determining items such as useful lives of property, plant and equipment, write-down of inventories, allowance for doubtful accounts, share-based compensation, impairments of long-lived assets, impairment of other intangible asset and goodwill, income tax expense, tax valuation allowances and revenues from research and development projects.  Actual results could differ from those estimates.

Recent Accounting Pronouncements

Refer to the recent accounting pronouncements in the annual audited consolidated financial statements for the preceding fiscal year. The following includes updates and new accounting pronouncements since the issuance of the annual audited consolidated financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), to clarify the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards. In 2016, the FASB further issued ASU 2016-08 Principal versus Agent Considerations, ASU 2016-10 Identifying Performance Obligations and Licensing and ASU 2016-12 Narrow-Scope Improvements and Practical Expedients to amend the new revenue standard and address implementation issues of ASU 2014-09. An entity has the option to apply the provisions of ASU 2014‑09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. ASU 2014‑09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted but not earlier than the original effective date of December 15, 2016. The new standard supersedes U.S. GAAP guidance on revenue recognition and requires the use of more estimates and judgements than the current standards. It also requires additional disclosures.

The Group expects to adopt the new standard using the modified retrospective method on January 1, 2018 and has made further progress in its ongoing assessment of the potential impact of the new guidance on revenue from customers. Refer to the previous disclosures in Note 3 to the Group’s consolidated financial statements on Form 20-F for the year ended December 31, 2016 for key areas of potential differences between the new and current guidance. The Group’s revenue from contracts with customers comprises research and development projects in its Innovation Platform and sales of goods in its Commercial Platform operating segments. Based on its ongoing assessment, it expects the changes from applying the new guidance will primarily impact the Innovation Platform.

Innovation Platform – The Group has reviewed its research and development contracts and identified 2 contracts related to the Group’s license and collaboration arrangements that may potentially be impacted by the application of ASU 2014-09. Under these arrangements, the Group has granted the customer a license to the Group’s drug compound in specified territories and research and development services to design and perform clinical trials for regulatory approval.

One of the key judgments will be to determine the number of performance obligations. This assessment may significantly impact the timing or amount of milestone revenues recognized as of the date of adoption. In its ongoing assessment of performance obligations, the Group has currently identified 2 views that will be further evaluated under the new guidance. Additional evaluation may identify other possible views.

(i)	The first view is that the license and the research and development services are a single performance obligation transferred over time.

(ii)

The second view is that the license is a separate performance obligation delivered at a point in time and the research and development services are a separate performance obligation delivered over time.

The Group has also evaluated the accounting treatment for the following transaction price elements and currently has the following views:

(i)	Upfront revenues are likely to be allocated to the identified performance obligations with some amounts recognized over time based on a measure of progress.

(ii)	Milestone revenues are considered variable consideration and allocated to and recognized based on the identified performance obligations.

(iii)	Cost reimbursements are considered variable consideration and are likely to be recognized over time based on a measure of progress.

(iv)	Royalty revenues may meet the requirements for the sales-usage based royalty exception which would allow recognition as future sales occur.

Commercial Platform - For sales of goods, the Group has applied a portfolio approach to aggregate contracts into portfolios whose performance obligations would not differ materially from each other. In its ongoing assessment of each portfolio, the Group is assessing contracts under the new five-step model and does not expect a significant impact to the timing or amount of revenue recognition under the new guidance.

The Group is continuing to evaluate the impact of the new guidance and further development or changes in views may result. In addition to its own assessment, the Group will also take into consideration how peers within their industry would apply the new guidance.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). The core principle of ASU 2016-02 is that a lessee should recognize the assets and liabilities that arise from leases.  A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities.  If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group is currently evaluating the method of adoption and determining the potential impact ASU 2016-02 will have on the Group’s consolidated financial statements. While early adoption is permitted, the Group does not expect to early adopt.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting (Topic 718) (“ASU 2017-09”),  which provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under share-based payment accounting. The guidance clarifies that no new measurement date will be required if there is no change to the fair value, vesting conditions, and classification, and in effect simplifies the accounting for non-substantive changes to share-based payment awards. ASU 2017-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The Group shall apply the guidance upon adoption to share-based payment modifications, if any.

Other amendments that have been issued by the FASB or other standards‑setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial statements upon adoption.